                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:


/s/ Harrison T. Grodnick     Minneapolis, Minnesota     May 9, 2008
------------------------     ----------------------     -----------
[Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $627,534
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                   VOTING AUTHORITY
                              TITLE OF                 VALUE     SH OR PRN
NAME OF ISSUER                  CLASS       CUSIP    (x $1,000)    AMOUNT   INV DISC  OTHER MGR    SOLE   SHARED  NONE
----------------------------------------------------------------------------------------------------------------------
3M CO                       COM           88579Y101     30964      391210     SOLE       N/A      391210
ALTRIA GROUP INC            COM           02209S103      4447      200315     SOLE       N/A      200315
ARCHER DANIELS MIDLAND CO   COM           039483102     36662      890729     SOLE       N/A      890729
BRUSH ENGINEERED MATLS INC  COM           117421107     22102      861009     SOLE       N/A      861009
CEMEX SAB DE CV             SPON ADR NEW  151290889     28542     1092736     SOLE       N/A     1092736
CHESAPEAKE ENERGY CORP      COM           165167107     43446      941408     SOLE       N/A      941408
DAKTRONICS INC              COM           234264109     10773      601505     SOLE       N/A      601505
DIEBOLD INC                 COM           253651103     43710     1164051     SOLE       N/A     1164051
DYNEGY INC DEL              CL A          26817G102     13499     1710924     SOLE       N/A     1710924
ENCANA CORP                 COM           292505104     42056      555191     SOLE       N/A      555191
FEDEX CORP                  COM           31428X106     18787      202728     SOLE       N/A      202728
FORTUNE BRANDS INC          COM           349631101     26038      374654     SOLE       N/A      374654
GANNETT INC                 COM           364730101     13241      455785     SOLE       N/A      455785
GOLDCORP INC NEW            COM           380956409     46983     1212474     SOLE       N/A     1212474
KRAFT FOODS INC             CL A          50075N104     29351      946485     SOLE       N/A      946485
MDU RES GROUP INC           COM           552690109     24591     1001660     SOLE       N/A     1001660
NEWMONT MINING CORP         COM           651639106     27117      598615     SOLE       N/A      598615
PRIDE INTL INC DEL          COM           74153Q102     34063      974612     SOLE       N/A      974612
REGIS CORP MINN             COM           758932107     19005      691350     SOLE       N/A      691350
SECURE COMPUTING CORP       COM           813705100     10364     1606750     SOLE       N/A     1606750
SONY CORP                   ADR NEW       835699307     19798      494089     SOLE       N/A      494089
URS CORP NEW                COM           903236107     25233      771902     SOLE       N/A      771902
WABTEC CORP                 COM           929740108     36835      978084     SOLE       N/A      978084
ITT CORP NEW                COM           450911102     19927      384615     SOLE       N/A      384615